Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 812	€ 736
Accrued income	812	736
Current	€ 812	€ 736